BALANCE SHEETS (Unaudited) (Parenthetical) - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	25,000,000	25,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	471,086,221	227,097,537
Common stock, shares outstanding	471,086,221	227,097,537
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	1,000,000	1,000,000
Preferred stock, shares outstanding	1,000,000	1,000,000
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,900,000	1,900,000
Preferred stock, shares issued	1,833,000	1,833,000
Preferred stock, shares outstanding	1,833,000	1,833,000
Series C Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	163,950
Preferred stock, shares outstanding	0	163,950
Notes Payable [Member]
Unamortized discount	$ 29,161	$ 0
Convertible Notes Payable [Member]
Unamortized discount	$ 4,061	$ 105,354